Leases - Schedule of Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Assets
Operating leases	$ 1,321,665	$ 1,562,857	$ 1,587,101
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property and equipment, net	Property and equipment, net	Property and equipment, net
Finance leases	$ 63,639	$ 38,790	$ 0
Total Lease assets	1,385,304	1,601,647	1,587,101
Current:
Operating leases	313,368	346,506	360,061
Finance leases	7,048	2,494	0
Noncurrent:
Operating leases	$ 1,388,484	1,508,002	$ 1,509,767
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other liabilities		Other liabilities
Finance leases	$ 54,452	35,447	$ 0
Total lease liabilities	$ 1,763,352	$ 1,892,449	$ 1,869,828
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities		Accrued expenses and other current liabilities